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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ________________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul A. Frick
Title: Vice President
Phone: (610) 941-5006

Signature, Place, and Date of Signing:

    /s/ Paul A. Frick       West Conshohocken, PA            11/02/06
    -----------------      ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  No.   Form 13F File Number   Name
  ---   --------------------   -------------------------------------
  1     28-2635                Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $231,227
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.   Form 13F File Number   Name
  ---   --------------------   -------------------------------------
  2     28-11063               Permit Capital GP, L.P.

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
       COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
       --------         -------------- --------- --------- ------------------- ---------- -------- ----------------
                                                   VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF CLASS  CUSIP    (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
    --------------      -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN INTL GROUP
  INC..................      COM       026874107    5,466     82,500  SH         OTHER       2      X
AMERICAN TOWER SYS
  CORP.................     CL A       029912201   49,422  1,354,022  SH         OTHER       2      X
BLOUNT INTL INC NEW....      COM       095180105    1,963    195,900  SH         OTHER       2      X
BORG WARNER AUTOMOTIVE
  INC..................      COM       099724106    1,829     32,000  SH         OTHER       2      X
CITIGROUP INC..........      COM       172967101    4,654     93,700  SH         OTHER       2      X
CUMMINS INC............      COM       231021106    1,967     16,500  SH         OTHER       2      X
DELL INC...............      COM       24702R101      187      8,200  SH         OTHER       2      X
EASTMAN CHEM CO........      COM       277432100      108      2,000  SH         OTHER       2      X
HERCULES INC...........      COM       427056106    1,052     66,700  SH         OTHER       2      X
IPASS INC..............      COM       46261V108    1,083    231,513  SH         OTHER       2      X
JOHNSON & JOHNSON......      COM       478160104    2,890     44,500  SH         OTHER       2      X
LIBERTY MEDIA HOLDG
  CORP................. INT COM SER A  53071M104    3,308    162,300  SH         OTHER       2      X
MOTOROLA INC...........      COM       620076109    2,535    101,400  SH         OTHER       2      X
PFIZER INC.............      COM       717081103    3,502    123,500  SH         OTHER       2      X
SBA COMMUNICATIONS
  CORP.................      COM       78388J106  140,471  5,773,591  SH         OTHER       2      X
SPRINT NEXTEL
  CORPORATION..........    COM FON     852061100    2,916    170,000  SH         OTHER       2      X
TYCO INTERNATIONAL LTD
  NEW..................      COM       902124106    1,651     59,000  SH         OTHER       2      X

ALTRIA GROUP INC.......      COM       02209S103      919     12,000  SH         OTHER      1,2     X
AMERICAN INTL GROUP
  INC..................      COM       026874107      431      6,500  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC
  DEL..................     CL A       084670108      766          8  SH         OTHER      1,2     X
BLOCK H & R INC........      COM       093671105      259     11,900  SH         OTHER      1,2     X
BROWN FORMAN CORP......     CL A       115637100      395      5,100  SH         OTHER      1,2     X
CITIGROUP INC..........      COM       172967101      298      6,000  SH         OTHER      1,2     X
COMCAST CORP NEW.......   CL A SPL     20030N200      571     15,500  SH         OTHER      1,2     X
KRAFT FOODS INC........     CL A       50075N104       63      1,775  SH         OTHER      1,2     X
MARTIN MARIETTA MATLS
  INC..................      COM       573284106      440      5,200  SH         OTHER      1,2     X
MCCLATHY CO............     CL A       579489105      285      6,750  SH         OTHER      1,2     X
SCHWEITZER-MAUDUIT INTL
  INC..................      COM       808541106       76      4,000  SH         OTHER      1,2     X
SCRIPPS E W CO OHIO....     CL A       811054204      359      7,500  SH         OTHER      1,2     X
UST INC................      COM       902911106      559     10,200  SH         OTHER      1,2     X
WASHINGTON POST CO.....     CL B       939640108      332        450  SH         OTHER      1,2     X
WELLS FARGO & CO NEW...      COM       949746101      470     13,000  SH         OTHER      1,2     X